UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07489

Oppenheimer International Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)   (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: 8/31/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2015 Unaudited

	Shares	Value

Common Stocks—98.0%

Consumer Discretionary—23.5%

Auto Components—2.9%
Continental AG	1,469,619	$312,511,652

Valeo SA	2,065,261	258,820,260

		571,331,912

Automobiles—1.7%
Bayerische Motoren Werke AG	1,627,588	150,305,785

Hero MotoCorp Ltd.	4,883,389	176,973,990

		327,279,775

Diversified Consumer Services—0.9%
Dignity plc[1]	4,756,330	176,351,270

Hotels, Restaurants & Leisure—3.8%
Carnival Corp.	5,957,010	293,263,602

Domino’s Pizza Group plc[1]	16,433,847	216,551,650

William Hill plc[1]	44,296,740	243,102,187

		752,917,439

Household Durables—1.1%
SEB SA	2,284,347	212,379,355

Internet & Catalog Retail—0.3%
Yoox SpA[1,2]	1,807,644	56,767,279

Media—4.1%
Grupo Televisa SAB, Sponsored ADR	5,810,320	177,563,379

ProSiebenSat.1 Media SE	4,810,132	234,328,886

SES SA	5,653,460	167,237,488

Sky plc	13,577,445	216,758,022

		795,887,775

Multiline Retail—2.7%
Dollarama, Inc.	5,918,757	337,957,605

Hudson’s Bay Co.[1]	11,519,102	199,806,862

		537,764,467

Specialty Retail—1.1%
Industria de Diseno Textil SA	6,511,551	216,914,757

Textiles, Apparel & Luxury Goods—4.9%
Burberry Group plc	10,884,616	234,205,363

Cie Financiere Richemont SA	2,398,294	178,543,911

	Shares	Value

Textiles, Apparel & Luxury Goods (Continued)

Hermes International	492,702	$174,427,644

LVMH Moet Hennessy Louis Vuitton SE	1,053,010	175,130,141

Prada SpA	13,878,300	56,163,236

Swatch Group AG (The)	393,902	150,591,691

		969,061,986

Consumer Staples—11.1%

Beverages—2.6%
Diageo plc	4,027,760	107,003,036

Heineken NV	3,406,852	268,964,591

Pernod Ricard SA	1,316,092	137,894,411

		513,862,038

Food & Staples Retailing—2.1%
CP ALL PCL	172,378,600	244,503,350

Spar Group Ltd. (The)[1]	11,250,585	161,016,398

		405,519,748

Food Products—4.6%
Aryzta AG2	4,440,124	227,384,274

Barry Callebaut AG2	149,798	164,064,566

Danone SA	2,231,582	138,093,019

Saputo, Inc.	8,586,856	197,766,598

Unilever plc	4,654,925	186,264,928

		913,573,385

Household Products—1.2%
Reckitt Benckiser Group plc	2,658,829	233,214,257

Tobacco—0.6%
Swedish Match AB	3,704,903	109,261,159

Energy—1.3%

Energy Equipment & Services—0.4%
Technip SA	1,522,122	82,824,758

Oil, Gas & Consumable Fuels—0.9%
Koninklijke Vopak NV	4,186,582	171,721,715

Financials—4.3%

Capital Markets—2.6%
ICAP plc[1]	36,699,266	253,605,525

Tullett Prebon plc	12,156,254	69,821,925

UBS Group AG2	9,288,913	192,058,330

		515,485,780

1	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks—0.7%
ICICI Bank Ltd., Sponsored ADR	15,751,320	$137,351,510

Insurance—1.0%
Prudential plc	8,850,112	190,685,981

Health Care—10.0%

Biotechnology—2.1%
CSL Ltd.	3,314,100	215,766,702

Grifols SA	4,910,360	201,174,346

		416,941,048

Health Care Equipment & Supplies—3.2%
Coloplast, Cl. B	1,785,490	121,317,805

DiaSorin SpA[1]	577,373	26,555,452

Essilor International SA	1,357,406	161,145,753

Sonova Holding AG	1,461,027	190,031,040

William Demant Holding AS2	1,620,004	131,376,644

		630,426,694

Health Care Providers & Services—0.5%
Sonic Healthcare Ltd.	5,698,906	83,736,110

Pharmaceuticals—4.2%
Galenica AG	164,775	211,716,569

Novo Nordisk AS, Cl. B	5,938,225	328,298,388

Oxagen Ltd.[2,3]	214,287	3,288

Roche Holding AG	1,045,938	283,739,460

		823,757,705

Industrials—21.4%

Aerospace & Defense—3.0%
Airbus Group SE	4,395,073	284,421,072

Embraer SA	14,584,046	92,410,731

Rolls-Royce Holdings plc[2]	19,047,978	216,568,764

		593,400,567

Air Freight & Couriers—1.1%
Royal Mail plc	31,178,500	220,650,590

Commercial Services & Supplies—2.2%
Aggreko plc	7,507,803	121,648,794

Edenred	6,724,170	142,312,258

Prosegur Cia de Seguridad SA1	35,117,286	171,172,886

		435,133,938

	Shares	Value

Construction & Engineering—1.4%
Boskalis Westminster	3,390,992	$176,322,689

CIMIC Group Ltd.	6,231,098	103,706,859

Trevi Finanziaria Industriale SpA[1]	3,966,918	5,643,885

		285,673,433

Electrical Equipment—3.8%
ABB Ltd.[2]	4,596,593	88,611,561

Legrand SA	3,496,820	200,852,304

Nidec Corp.	3,692,470	289,814,412

Schneider Electric SE	2,620,250	164,730,487

		744,008,764

Machinery—2.9%
Aalberts Industries NV1	8,692,385	269,654,748

Atlas Copco AB, Cl. A	8,454,842	212,116,912

Weir Group plc (The)	3,757,700	80,695,744

		562,467,404

Professional Services—2.8%
Experian plc	11,765,389	198,440,205

Intertek Group plc	5,683,390	220,644,269

SGS SA	71,441	125,644,199

		544,728,673

Trading Companies & Distributors—4.2%
Brenntag AG	3,439,212	191,346,776

Bunzl plc	10,097,396	267,263,061

Travis Perkins plc	3,673,220	114,527,603

Wolseley plc	3,960,431	253,392,169

		826,529,609

Information Technology—15.8%

Communications Equipment—1.9%
Nokia OYJ	28,544,240	177,498,373

Telefonaktiebolaget LM Ericsson, Cl. B	19,387,235	188,848,361

		366,346,734

Electronic Equipment, Instruments, & Components—2.7%
Hoya Corp.	5,902,510	230,238,831

Keyence Corp.	409,121	189,384,153

Spectris plc	4,325,677	120,115,990

		539,738,974

Internet Software & Services—2.1%
Telecity Group plc	2,992,032	49,618,475

United Internet AG	3,595,514	174,840,783

2	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Internet Software & Services (Continued)

Yahoo Japan Corp.	45,949,300	$185,238,156

		409,697,414

IT Services—1.3%
Amadeus IT Holding SA, Cl. A	6,382,684	266,006,862

Semiconductors & Semiconductor Equipment—2.7%
ARM Holdings plc	8,986,670	126,603,451

ASML Holding NV	1,298,117	118,622,339

Infineon Technologies AG	25,391,816	277,907,637

		523,133,427

Software—4.3%
AVEVA Group plc	3,016,724	99,981,447

Dassault Systemes	2,983,720	206,816,318

Gemalto NV	2,421,027	174,218,781

SAP SE	2,882,279	194,016,393

Temenos Group AG1	4,878,182	172,521,048

		847,553,987

Technology Hardware, Storage & Peripherals—0.8%
Lenovo Group Ltd.	181,554,000	149,142,931

Materials—4.4%

Chemicals—3.5%
Essentra plc[1]	19,344,992	251,012,607

Novozymes AS, Cl. B	454,378	19,757,464

Sika AG	51,844	171,120,155

Syngenta AG	717,015	248,107,132

		689,997,358

Construction Materials—0.9%
James Hardie Industries plc	14,437,500	179,433,292

Telecommunication Services—6.2%

Diversified Telecommunication Services—4.7%
BT Group plc	38,582,393	257,038,129

Iliad SA	819,020	183,798,229

Inmarsat plc	10,908,887	163,043,981

Nippon Telegraph & Telephone Corp.	8,579,000	327,669,891

		931,550,230

	Shares	Value

Wireless Telecommunication Services—1.5%
Vodafone Group plc	84,691,910	$292,249,160

Total Common Stocks (Cost $17,026,101,655)		19,252,461,250

Preferred Stock—0.0%
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv. (Cost $843,860)	172,139,289	2,304,685
	Units

Rights, Warrants and Certificates—0.0%

Ceres, Inc., Series F Wts., Strike Price $19.50, Exp. 9/6/15[2,3]	126,666	—

MEI Pharma, Inc. Wts., Strike Price $1.19, Exp. 5/10/17[2]	1,118,385	111,167

Total Rights, Warrants and Certificates
(Cost $264,716)		111,167
	Shares

Investment Company—1.6%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.17%[1,4] (Cost $305,138,724)	305,138,724	305,138,724

Total Investments, at Value (Cost $17,332,348,955)	99.6%	19,560,015,826

Net Other Assets (Liabilities)	0.4	84,547,054

Net Assets	100.0%	$19,644,562,880

3	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares November 28, 2014[a]	Gross Additions	Gross Reductions	Shares August 31, 2015

Aalberts Industries NV	8,282,724	409,661	—	8,692,385
Diasorin SpA[b]	3,272,661	—	2,695,288	577,373
Dignity plc	4,534,461	221,869	—	4,756,330
Domino’s Pizza Group plc	16,433,847	—	—	16,433,847
Essentra plc	18,215,196	1,129,796	—	19,344,992
Hudson’s Bay Co.	6,929,700	4,589,402	—	11,519,102
ICAP plc	33,506,054	3,193,212[c]	—	36,699,266
Oppenheimer Institutional Money Market Fund, Cl. E	413,638,127	2,515,746,883	2,624,246,286	305,138,724
Prosegur Cia de Seguridad SA	33,462,250	1,655,036	—	35,117,286
Spar Group Ltd. (The)	—	11,250,585	—	11,250,585
Temenos Group AG	3,515,715	1,362,467	—	4,878,182
Trevi Finanziaria Industriale SpA[b]	20,097,065	—	16,130,147	3,966,918
William Hill plc	41,074,714	3,222,026[c]	—	44,296,740
Yoox SpA[b]	5,154,268	—	3,346,624	1,807,644

		Value	Income	Realized Gain (Loss)

Aalberts Industries NV		$269,654,748	$3,671,130	$—
DiaSorin SpA		—[d]	1,536,551	22,661,454
Dignity plc		176,351,270	946,205	—
Domino’s Pizza Group plc		216,551,650	4,718,888	—
Essentra plc		251,012,607	3,572,570	—
Hudson’s Bay Co.		199,806,862	935,586	—
ICAP plc		253,605,525	12,069,891	—
Oppenheimer Institutional Money Market Fund, Cl. E		305,138,724	360,073	—
Prosegur Cia de Seguridad SA		171,172,886	2,499,901	—
Spar Group Ltd. (The)		161,016,398	1,193,322	—
Temenos Group AG		172,521,048	2,089,940	—
Trevi Finanziaria Industriale SpA		—[d]	841,521	(58,339,720)
William Hill plc		243,102,187	5,476,571	—
Yoox SpA		—[d]	—	5,636,617

Total		$2,419,933,905	$39,912,149	$(30,041,649)

a. November 28, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

b. No longer an affiliate at period end.

c. All or a portion are the result of a corporate action.

d. The security is no longer an affiliate; therefore, the value has been excluded from this table.

2. Non-income producing security.

4	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Restricted security. The aggregate value of restricted securities at period end was $3,288, which represents less than 0.005% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation

Ceres, Inc., Series F Wts., Strike Price $19.50, Exp. 9/6/15	9/5/07	$—	$—	$—
Oxagen Ltd.	12/20/00	2,210,700	3,288	2,207,412

		$2,210,700	$3,288	$2,207,412

4. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$5,181,058,582	26.5%
France	2,406,462,423	12.3
Switzerland	2,404,133,937	12.3
Germany	1,535,257,912	7.8
Netherlands	1,463,925,936	7.5
Japan	1,222,345,443	6.2
Spain	855,268,851	4.4
Canada	735,531,066	3.8
Denmark	600,750,301	3.1
United States	598,513,494	3.1
Sweden	510,226,431	2.6
Australia	403,209,671	2.1
India	316,630,186	1.6
Thailand	244,503,350	1.2
Ireland	179,433,292	0.9
Mexico	177,563,379	0.9
Finland	177,498,373	0.9
South Africa	161,016,398	0.8
China	149,142,931	0.8
Italy	145,129,851	0.7
Brazil	92,410,731	0.5
Hong Kong	3,288	0.0

Total	$19,560,015,826	100.0%

5	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2015 Unaudited

1. Organization

Oppenheimer International Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when

6   OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

7   OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

8   OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs		Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,008,591,448	$3,608,064,567	$	—	$4,616,656,015
Consumer Staples	197,766,598	1,977,663,989		—	2,175,430,587
Energy	—	254,546,473		—	254,546,473
Financials	137,351,510	706,171,761		—	843,523,271
Health Care	—	1,954,858,269		3,288	1,954,861,557
Industrials	—	4,212,592,978		—	4,212,592,978
Information Technology	—	3,101,620,329		—	3,101,620,329
Materials	—	869,430,650		—	869,430,650
Telecommunication Services	—	1,223,799,390		—	1,223,799,390
Preferred Stock	2,304,685	—		—	2,304,685
Rights, Warrants and Certificates	—	111,167		—	111,167
Investment Company	305,138,724	—		—	305,138,724

Total Assets	$1,651,152,965	$17,908,859,573	$	3,288	$19,560,015,826

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Common Stocks
Industrials	$128,085,103	$128,085,103

Total Assets	$128,085,103	$128,085,103

* Transferred from Level 1 to Level 2 due to the absence of a readily available unadjusted quoted market price.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees

9   OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

10 OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Federal Taxes (Continued)

Federal tax cost of securities	$17,372,698,544

Gross unrealized appreciation	$4,495,079,354
Gross unrealized depreciation	(2,307,762,072)

Net unrealized appreciation	$2,187,317,282

11 OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/12/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	10/12/2015